Provisions - Non-current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current provisions (a)
Beginning balance, Non-current provisions	€ 6,114	€ 5,763	€ 5,118
Business combinations			23
Net charge	1,467	635	422
Cancellations	(30)	(565)	(23)
Reclassifications	464	277	290
Translation differences	15	4	(67)
Ending balance, Non-current provisions	€ 8,030	€ 6,114	€ 5,763